Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2011
Receivable from and Payable to Brokers, Dealers and Clearing Organizations [Abstract]
Schedule of amounts receivable from and payable to brokers, dealers and clearing organizations

	December 31,
	2011	2010
Receivable:
Clearing organizations and other	$554.0	$373.6
Securities failed to deliver	69.9	102.5

	$623.9	$476.2

Payable:
Clearing organizations and other	$306.7	$296.8
Securities failed to receive	15.9	40.6

	$322.7	$337.4